NUVEEN MASSACHUSETTS                                                      NUVEEN
INSURED UNIT TRUST 142                                                       899


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: November 8, 1996
ESTIMATED CURRENT RETURN:
5.01 - 5.21%
ESTIMATED LONG-TERM RETURN:
5.07 - 5.33%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.8 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.15 to $97.18 depending on the purchase amount
Cusip           670947 852 monthly payment plan
Numbers         670947 860 quarterly payment plan
                670947 878 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Massachusetts

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-19                                            15.0%
2020-22                                            28.5%
2023-25                                            42.2%
2026+                                              14.3%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 11/07/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.01%
     Tax Equivalent Yield                          8.87%

Treasury Bonds
     Yield                                         6.61%
     Tax Equivalent Yield                          7.51%

Corporate Bonds
     Yield                   7.32%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 11/06/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 11/06/96. ASSUMES 43.5% FEDERAL AND STATE INCOME TAX RATE AND A 12.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS MASSACHUSETTS INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Massachusetts Bay Transportation Authority, General Transportation System   2006 at 101  AAA   Aaa
              Bonds, 1996 Series B, 5.25% Due 3/1/20. (Original issue discount bonds delivered on or about October 28, 1996 at a price of 94.223% of principal amount.)(General Obligation Bonds.)
     525,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2005 at 101  AAA   Aaa
              Mary Hitchcock Memorial Hospital Obligated Group (Cooley Dickinson Hospital
              Issue), Series B, 5.50% Due 11/15/25.
     500,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2006 at 101  AAA   Aaa
              Williams College Issue, Series F, 5.50% Due 7/1/26. (Original issue discount bonds delivered on or about June 20, 1996 at a price of 92.945% of principal amount.)
     500,000  Massachusetts Industrial Finance Agency, Revenue Bonds (College of the Holy  2006 at 102 AAA   Aaa
              Cross-1996 Issue), 5.50% Due 3/1/20.
     525,000  Massachusetts Municipal Wholesale Electric Company, Power Supply System     2004 at 102  AAA   Aaa
              Revenue Bonds, 1994 Series B, 5.00% Due 7/1/17.
     450,000  Massachusetts Water Resources Authority, General Revenue Bonds, 1993 Series  2004 at 100 AAA   Aaa
              C, 4.75% Due 12/1/23. (Original issue discount bonds delivered on or about
              December 2, 1993 at a price of 86.421% of principal amount.)
     500,000  South Essex Sewerage District, Massachusetts, General Obligation Sewer      2006 at 102  AAA   Aaa
              Bonds, 1996 Series A, 5.25% Due 6/15/24.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM MASSACHUSETTS.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 11/07/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.15     4.90 %      5.01%   5.07%   5.04%   5.10%   5.06%   5.12 %
 500 / $50,000               99.99     4.75        5.02    5.08    5.05    5.11    5.07    5.13
 1,000 / $100,000            99.73     4.50        5.03    5.10    5.06    5.13    5.08    5.15
 2,500 / $250,000            99.47     4.25        5.04    5.11    5.07    5.14    5.09    5.16
 5,000 / $500,000            98.69     3.50        5.08    5.17    5.11    5.20    5.13    5.22
 10,000 / $1,000,000         98.19     3.00        5.11    5.21    5.14    5.24    5.16    5.26
 25,000 / $2,500,000         97.68     2.50        5.13    5.25    5.17    5.28    5.19    5.30
 50,000 / $5,000,000         97.18     2.00        5.16    5.28    5.19    5.31    5.21    5.33

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      36.5%   39.5%   43.5%      47.0%
         5.01  % 7.89%   8.28%   8.87%      9.45 %
         5.02    7.91    8.30    8.88       9.47
         5.03    7.92    8.31    8.90       9.49
         5.04    7.94    8.33    8.92       9.51
         5.08    8.00    8.40    8.99       9.58
         5.11    8.05    8.45    9.04       9.64
         5.13    8.08    8.48    9.08       9.68
         5.16    8.13    8.53    9.13       9.74

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .3203
 Monthly plan            1/15/97       .4179   $ 5.0150
 Quarterly plan          2/15/97       .8406
                         5/15/97      1.2609     5.0470
 Semi-annual plan        5/15/97      2.1105
                        11/15/97      2.5326     5.0660
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.23 =  99.770
 investment       offering price     # of units
 (as of           and accrued        purchased
 11/07/96)        interest
 99.770       X   $5.0150        =   $500.35
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW YORK                                                           NUVEEN
INSURED UNIT TRUST 260                                                       899


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: November 8, 1996
ESTIMATED CURRENT RETURN:
5.10 - 5.30%
ESTIMATED LONG-TERM RETURN:
5.13 - 5.39%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.4 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.94 to $97.95 depending on the purchase amount
Cusip           67102K 317 monthly payment plan
Numbers         67102K 325 quarterly payment plan
                67102K 333 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New York

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-19                                             4.3%
2020-22                                            28.6%
2023-25                                            14.3%
2026+                                              52.8%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 11/07/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.10%
     Tax Equivalent Yield                          8.57%

Treasury Bonds
     Yield                                         6.61%
     Tax Equivalent Yield                          7.12%

Corporate Bonds
     Yield                   7.32%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 11/06/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 11/06/96. ASSUMES 40.5% FEDERAL AND STATE INCOME TAX RATE AND A 7.125% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW YORK INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  New York State General Obligation Refunding Bonds, Series 1996A, 5.50% Due  2006 at 101  AAA   Aaa
              7/15/24.
     150,000  Dormitory Authority of the State of New York, City University System        2006 at 102  AAA   Aaa
              Consolidated Third General Resolution Bonds, 1996 Series 2, 6.00% Due
              7/1/26.
     500,000  Dormitory Authority of the State of New York, State University Educational  2006 at 102  AAA   Aaa
              Facilities, Revenue Bonds, Series 1996, 5.50% Due 5/15/26. (Original issue discount bonds delivered on or about October 24, 1996 at a price of 91.75%
              of principal amount.)
     500,000  New York State Energy Research and Development Authority, Gas Facilities    2006 at 102  AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.
     200,000  New York State Housing Finance Agency, Service Contract Obligation Revenue  2006 at 102  AAA   Aaa
              Bonds, 1996 Series A, 6.00% Due 3/15/26.
     500,000  The City of New York, New York, General Obligation Bonds, Fiscal 1997       2006 at 101  AAA   Aaa
              Series B, 6.00% Due 8/15/26.                                                    1/2
     500,000  Metropolitan Transportation Authority (New York), Dedicated Tax Fund Bonds,  2007 at 101 AAA   Aaa
              Series 1996A, 5.25% Due 4/1/21. (Original issue discount bonds delivered on or about October 29, 1996 at a price of 94.101% of principal amount.)
     500,000  New York City (New York), Municipal Water Finance Authority, Water and      2006 at 101  AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1996 Series B, 5.75% Due 6/15/26.
              (Original issue discount bonds delivered on or about May 16, 1996 at a price of 93.892% of principal amount.)
     150,000  Triborough Bridge and Tunnel Authority (New York), General Purpose Revenue  No Optional  AAA   Aaa
              Bonds, Series 1993B, 0.00% Due 1/1/17. (Original issue discount bonds           Call
              delivered on or about November 9, 1993 at a price of 28.486% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         9 BONDS FROM NEW YORK.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 11/07/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.09. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.94     4.90 %      5.10%   5.13%   5.13%   5.16%   5.15%   5.18 %
 500 / $50,000              100.78     4.75        5.10    5.14    5.14    5.17    5.15    5.19
 1,000 / $100,000           100.51     4.50        5.12    5.16    5.15    5.19    5.17    5.21
 2,500 / $250,000           100.25     4.25        5.13    5.17    5.16    5.20    5.18    5.22
 5,000 / $500,000            99.47     3.50        5.17    5.23    5.20    5.26    5.22    5.28
 10,000 / $1,000,000         98.96     3.00        5.20    5.27    5.23    5.30    5.25    5.32
 25,000 / $2,500,000         98.45     2.50        5.22    5.30    5.26    5.33    5.28    5.35
 50,000 / $5,000,000         97.95     2.00        5.25    5.34    5.28    5.37    5.30    5.39

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   36.0%   40.5%      44.0%
         5.10  % 7.61%   7.97%   8.57%      9.11 %
         5.10    7.61    7.97    8.57       9.11
         5.12    7.64    8.00    8.61       9.14
         5.13    7.66    8.02    8.62       9.16
         5.17    7.72    8.08    8.69       9.23
         5.20    7.76    8.13    8.74       9.29
         5.22    7.79    8.16    8.77       9.32
         5.25    7.84    8.20    8.82       9.38

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .3284
 Monthly plan            1/15/97       .4284   $ 5.1431
 Quarterly plan          2/15/97       .8622
                         5/15/97      1.2933     5.1751
 Semi-annual plan        5/15/97      2.1630
                        11/15/97      2.5956     5.1941
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.03 =  98.980
 investment       offering price     # of units
 (as of           and accrued        purchased
 11/07/96)        interest
 98.980       X   $5.1431        =   $509.06
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)